Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Current assets		$ 1,791
Property, plant, and equipment		132
Intangible assets		478
Goodwill	1,402	853	563
Total assets acquired		3,254
Current liabilities		(512)
Non-current liabilities		(201)
Total liabilities assumed		(713)
Net assets acquired		$ 2,541